LOAN PAYABLE (Details) € in Thousands, $ in Thousands	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Loans payable | $	$ 2,279		$ 2,288
Loan bear interest	10.00%	10.00%
Euro Member Countries, Euro [Member]
Loans payable | €		€ 2,000		€ 2,000
Loan bear interest	10.00%	10.00%	10.00%	10.00%